UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Information Technology - 22.0%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	73,200	$1,467,660

Computers & Peripherals - 5.2%
Apple, Inc. (a)	10,300	2,506,711
EMC Corp. (a)	40,400	736,896
Hewlett-Packard Co.	41,700	1,604,616

		4,848,223

Internet Software & Services - 3.0%
Google, Inc.-Class A (a)	6,160	2,772,123

IT Services - 4.0%
Amdocs Ltd. (a)	29,900	784,277
Teradata Corp. (a)	24,800	811,952
VeriFone Systems, Inc. (a)	90,800	2,195,544

		3,791,773

Semiconductors & Semiconductor Equipment - 0.8%
Texas Instruments, Inc.	31,650	728,900

Software - 7.4%
Autodesk, Inc. (a)	30,700	851,925
Intuit, Inc. (a)	25,600	1,095,680
MICROS Systems, Inc. (a)	23,700	902,970
Microsoft Corp.	74,600	1,751,608
Oracle Corp.	65,400	1,430,952
TIBCO Software, Inc. (a)	59,400	860,706

		6,893,841

		20,502,520

Industrials - 20.0%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	46,800	1,829,412
Raytheon Co.	35,300	1,550,376

		3,379,788

Air Freight & Logistics - 3.1%
United Parcel Service, Inc.-Class B	45,000	2,871,000

Construction & Engineering - 0.8%
URS Corp. (a)	20,330	725,171

Electrical Equipment - 6.1%
AMETEK, Inc.	40,200	1,728,198
Emerson Electric Co.	34,900	1,628,085
Hubbell, Inc.-Class B	34,500	1,551,810
Thomas & Betts Corp. (a)	21,800	805,510

		5,713,603

Machinery - 6.4%
Actuant Corp.-Class A	48,554	962,340
Dover Corp.	75,500	3,379,380
Joy Global, Inc.	15,660	888,549

Valmont Industries, Inc.	10,600	710,518

		5,940,787

		18,630,349

Health Care - 17.1%
Biotechnology - 11.1%
Amgen, Inc. (a)	69,900	3,567,696
Celgene Corp. (a)	34,200	1,761,984
Gilead Sciences, Inc. (a)	80,700	2,571,102
Vertex Pharmaceuticals, Inc. (a)	74,300	2,477,162

		10,377,944

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.-Class A	22,300	608,344
Medco Health Solutions, Inc. (a)	14,800	643,504
UnitedHealth Group, Inc.	87,030	2,760,591

		4,012,439

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	17,400	732,888

Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	31,800	867,822

		15,991,093

Energy - 13.5%
Energy Equipment & Services - 2.7%
Helmerich & Payne, Inc.	47,600	1,763,104
Nabors Industries Ltd. (a)	50,200	787,136

		2,550,240

Oil, Gas & Consumable Fuels - 10.8%
BP PLC (Sponsored ADR)	107,500	3,744,225
Chevron Corp.	36,600	2,714,256
Exxon Mobil Corp.	60,300	3,567,348

		10,025,829

		12,576,069

Financials - 9.8%
Capital Markets - 1.8%
BlackRock, Inc.-Class A	5,800	823,310
Franklin Resources, Inc.	8,500	820,335

		1,643,645

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	43,900	1,596,204

Insurance - 6.3%
ACE Ltd.	50,300	2,689,541
Axis Capital Holdings Ltd.	70,800	2,186,304
Travelers Cos., Inc. (The)	21,100	1,033,478

		5,909,323

		9,149,172

Consumer Discretionary - 6.7%
Hotels, Restaurants & Leisure - 1.0%
Panera Bread Co.-Class A (a)	11,800	943,292

Media - 4.8%
Comcast Corp.-Class A	158,000	2,704,960
Interpublic Group of Cos., Inc. (The) (a)	104,500	891,385
News Corp.-Class A	70,400	884,928

		4,481,273

Multiline Retail - 0.9%
Kohl’s Corp. (a)	18,800	883,224

		6,307,789

Consumer Staples - 4.5%
Tobacco - 4.5%
Lorillard, Inc.	34,490	2,621,585
Philip Morris International, Inc.	30,200	1,553,488

		4,175,073

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
Qwest Communications International, Inc.	440,210	2,487,186

Materials - 0.9%
Chemicals - 0.9%
CF Industries Holdings, Inc.	8,800	814,000

Total Common Stocks (cost $91,504,867)		90,633,251

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.19% (b) (cost $2,886,053)	2,886,053	2,886,053

Total Investments - 100.2% (cost $94,390,920) (c)		93,519,304
Other assets less liabilities - (0.2)%		(230,809)

Net Assets - 100.0%		$93,288,495

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,525,614 and gross unrealized depreciation of investments was $(7,397,230), resulting in net unrealized depreciation of $(871,616).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Core Opportunities Fund

August 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$90,633,251	$—	$—	$90,633,251
Short-Term Investments	2,886,053	$—	—	2,886,053

Total Investments in Securities	93,519,304	—	—	93,519,304
Other Financial Instruments*	—	—	—	—

Total	$93,519,304	$—	$—	$93,519,304

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2010